Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	YCM CPA INC
Auditor Firm ID	6781
Auditor Location	Irvine, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Cordyceps Sunshine Biotech Holdings Co., Ltd. and its subsidiaries (the “Company”) as of December 31, 2025, the related statements of operations and comprehensive loss, shareholders’ deficit, and cash flows for the year then ended, and the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the years then ended, in conformity with the U.S. generally accepted accounting principles.